SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets - Additional Information (Details)	9 Months Ended
Sep. 30, 2025 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Intangible assets with indefinite useful lives	¥ 0
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	6 years
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	10 years